COMMITMENTS AND CONTINGENCIES - Additional Information (Details)			1 Months Ended		3 Months Ended		4 Months Ended	12 Months Ended
	Feb. 19, 2025 USD ($) shares	Jan. 30, 2025 USD ($)	Apr. 30, 2025 USD ($)	Nov. 30, 2023	Mar. 31, 2025 USD ($) ft²	Mar. 31, 2024 USD ($)	Apr. 30, 2025 USD ($) shares	Dec. 31, 2024 USD ($) ft²	Dec. 31, 2023 USD ($)
COMMITMENTS AND CONTINGENCIES
Operating lease weighted-average remaining lease term								6 months	1 year 6 months
Operating lease weighted-average discount rate								7.00%	7.00%
Purchase commitment					$ 455,048			$ 466,798	$ 602,335
Landlord obtained default judgment against the Company in amount					409,278
ROU lease liability					119,720			237,369
Unpaid future rent payments					289,558
Impairment to reduce the right-of-use asset					150,077
Operating lease cost					102,938	$ 102,938		411,751	$ 352,080
Deposit on acquisition					600,000
Liqueous Settlement Agreement [Member]
COMMITMENTS AND CONTINGENCIES
Proceeds received from settlement					1,000,000
Liqueous Settlement Agreement [Member] | Subsequent Event [Member]
COMMITMENTS AND CONTINGENCIES
Aggregate settlement amount							$ 1,450,000
Shares issued | shares							9,186,581
Debt instrument face amount			$ 411,865				$ 411,865
Ron Nicol [Member]
COMMITMENTS AND CONTINGENCIES
Insurance premium paid					1.5			1,500,000
CFGI, LLC [Member]
COMMITMENTS AND CONTINGENCIES
Landlord obtained default judgment against the Company in amount					$ 86,826			86,826
FICTIV, Inc. [Member]
COMMITMENTS AND CONTINGENCIES
Landlord obtained default judgment against the Company in amount		$ 197,899
Centennial Tech Industrial Owner, LLC [Member]
COMMITMENTS AND CONTINGENCIES
Landlord obtained default judgment against the Company in amount								$ 409,278
Centennial Tech Industrial Owner, LLC [Member] | Subsequent Event [Member]
COMMITMENTS AND CONTINGENCIES
Landlord obtained default judgment against the Company in amount			$ 409,278
Trumar Capital LLC Acquisition Agreement [Member]
COMMITMENTS AND CONTINGENCIES
Shares issued | shares	6,086,957
Purchase of ownership interest	20.00%
Payments to acquire ownership interest in cash	$ 1,500,000
Payments to acquire ownership interest in notes	$ 23,500,000
Maturity period of notes	5 years
Percentage of annual interest rate on notes	10.00%
Deposit on acquisition	$ 600,000
Deposit payable	$ 900,000
Common stock excess outstanding percentage	19.90%
Assets guaranteed	$ 4,200,000
Trumar Capital LLC Acquisition Agreement [Member] | Subsequent Event [Member]
COMMITMENTS AND CONTINGENCIES
Shares issued | shares	6,086,957
Purchase of ownership interest	20.00%
Payments to acquire ownership interest in cash	$ 1,500,000
Payments to acquire ownership interest in notes	$ 23,500,000
Maturity period of notes	5 years
Percentage of annual interest rate on notes	10.00%
Common stock excess outstanding percentage	19.90%
Assets guaranteed	$ 4,200,000
COLORADO [Member] | Office Building [Member]
COMMITMENTS AND CONTINGENCIES
Area of land | ft²					27,900			27,900
Operating lease original expiry					2024-12			2024-12
Operating lease extended expiry				2025-06	2025-06